Earnings Per Share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings Per Share
Note 10: Earnings Per Share
Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.
Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Earnings attributable to common shareholders	841	894	1,322	1,650
Less: Dividends declared on preference shares	(2)	(2)	(3)	(3)
Earnings used in consolidated earnings per share	839	892	1,319	1,647
Less: Loss (earnings) from discontinued operations, net of tax	3	(5)	(11)	(24)
Earnings used in earnings per share from continuing operations	842	887	1,308	1,623
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Weighted-average number of common shares outstanding	450,225,673	469,605,944	451,105,234	471,344,081
Weighted-average number of vested DSUs	138,688	150,924	139,131	151,829
Basic	450,364,361	469,756,868	451,244,365	471,495,910
Effect of stock options and TRSUs	547,152	625,732	642,293	1,013,120
Diluted	450,911,513	470,382,600	451,886,658	472,509,030